Translation differences, fair value and other reserves	12 Months Ended
Dec. 31, 2018
Translation differences, fair value and other reserves
Translation differences, fair value and other reserves

21. Translation differences, fair value and other reserves

	Translation	Pension	Hedging	Cost of hedging	Fair value
EURm	differences	remeasurements	reserve	reserve	reserve
As of January 1, 2016	292	(172)	(2)	–	378
Foreign exchange translation differences	265	–	–	–	–
Net investment hedging losses	(83)	–	–	–	–
Remeasurements of defined benefit plans	–	343	–	–	–
Net fair value losses	–	–	(13)	–	(10)
Transfer to income statement	(14)	–	25	–	(63)
Acquisition on non-controlling interest	(15)	(2)	–	–	–
Movement attributable to non-controlling interests	38	4	–	–	–
As of December 31, 2016	483	173	10	–	305
Foreign exchange translation differences	(1 830)	–	–	–	–
Net investment hedging gains	352	–	–	–	–
Remeasurements of defined benefit plans	–	662	–	–	–
Net fair value gains	–	–	103	–	18
Transfer to income statement	12	–	(75)	–	(104)
Other increase/(decrease)	1	3	(1)	–	–
Movement attributable to non-controlling interests	50	–	–	–	–
As of December 31, 2017	(932)	838	37	–	219
Adoption of IFRS 9	–	–	–	(10)	(242)
As of January 1, 2018	(932)	838	37	(10)	(23)
Foreign exchange translation differences	444	–	–	–	–
Net investment hedging losses	(66)	–	–	3	–
Remeasurements of defined benefit plans	–	293	–	–	–
Net fair value losses	–	–	(28)	(8)	(116)
Transfer to income statement	(37)	–	(30)	23	78
Other (decrease)/increase	(1)	6	–	–	–
As of December 31, 2018	(592)	1 137	(21)	8	(61)

Translation differences consist of foreign exchange differences arising from translation of foreign Group companies’ assets and liabilities into euro, the presentation currency of the consolidated financial statements, as well as gains and losses related to hedging of net investments in foreign operations. On disposal or abandonment of all or a part of a foreign Group company, the cumulative amount of translation differences and related accumulated changes in fair value of qualifying net investment hedges are recognized as income or expense in the consolidated income statement when the gain or loss on disposal is recognized or when the abandonment occurs. Refer to Note 2, Significant accounting policies.

Pension remeasurements reserve includes actuarial gains and losses as well as return on plan assets and changes in the effect of the asset ceiling, excluding amounts recognized in net interest, related to the Group’s defined benefit plans. Refer to Note 2, Significant accounting policies and Note 27, Pensions and other post-employment benefits.

Hedging reserve includes the change in fair value that reflects the change in spot exchange rates for certain foreign exchange forward contracts that are designated as cash flow hedges to the extent that the hedge is effective. The accumulated gain or loss in the hedging reserve for each hedge is recycled to other income and expenses in the consolidated income statement when the revenue or expense related to the hedged item is recognized. Refer to Note 2, Significant accounting policies.

Cost of hedging reserve includes forward element of foreign exchange forward contracts and time value of foreign exchange options related to cash flow hedging of forecasted foreign currency sale and purchase transactions. Additionally, cost of hedging reserve includes the difference between the change in fair value of forward element of foreign exchange forward contracts and time value of option contracts and the amortization of forward element of foreign exchange forward contracts and time value of option contracts related to net investment hedging. Cost of hedging reserve also includes changes in fair value from foreign currency basis spread related to fair value hedging of foreign currency denominated bonds. The accumulated gain or loss in the cost of hedging reserve for each hedge is recycled to other income and expenses in the consolidated income statement when the revenue related to the hedged item is recognized. Cost of hedging reserve is a new component of equity introduced as a result of the adoption of IFRS 9 in 2018. Refer to Note 2, Significant accounting policies and Note 3, New and amended standards and interpretations.

In 2018, fair value reserve includes the changes in fair value of financial instruments that are managed in a portfolio with a business model of holding investments to collect contractual cash flows including principal and interest as well as selling investments. These financial instruments include certain current financial investments, customer or vendor related loan receivables and trade receivables. The fair values of these instruments are reduced by amounts of loss allowances. Upon derecognition of the underlying financial instrument the related cumulative gain or loss is recognized in financial income and expenses in the consolidated income statement. In 2017 and 2016 fair value reserve included changes in the fair value of available-for-sale investments. Refer to Note 2, Significant accounting policies and Note 3, New and amended standards and interpretations.